Debt - Schedule of Long Term and Short Term Debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Non-convertible debentures
Current portion of long-term debt				$ 5,049,483		$ 2,470,748
- from non-banking financial companies (NBFCs)
Non current portion of long-term debt						3,039,200
7.7% Debentures [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 15, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 335,549		454,969
Mahindra & Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Jun. 30, 2024	[2],[3]
Current portion of long-term debt	[3]			$ 873,924
Mahindra & Mahindra Financial Services Limited [Member] | Related Party [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt	[3]
Maturities, Current portion of long-term debt	[2],[3]			Jun. 30, 2024
Current portion of long-term debt	[3]					1,054,887
Cholamandalam Investment and Finance [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt	[2]
Current portion of long-term debt						14,075
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt
Maturities, Non current portion of long-term debt	[2]
Non current portion of long-term debt						3,916
Tata Motors Finance Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.77%		13.05%
Maturities, Current portion of long-term debt		May 31, 2027	[1]	May 31, 2027	[2]
Current portion of long-term debt				$ 2,187,128		13,884
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				13.05%
Maturities, Non current portion of long-term debt	[2]			May 31, 2027
Non current portion of long-term debt						2,551,521
Kotak Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		1.00%		1.00%
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Feb. 28, 2025	[2]
Current portion of long-term debt				$ 348,599		360,897
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				1.00%
Maturities, Non current portion of long-term debt	[2]			Feb. 28, 2025
Non current portion of long-term debt						222,676
Nissan Renault Financial Services India Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt	[2]
Current portion of long-term debt						13,658
Jain and Sons Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Dec. 31, 2024	[1]	Dec. 31, 2024	[2]
Current portion of long-term debt				$ 47,992		29,228
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt
Maturities, Non current portion of long-term debt	[2]			Dec. 31, 2024
Non current portion of long-term debt						38,971
Mercury Car Rentals Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 30, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 249,560		243,567
Orix Leasing and Financial Services India LTD [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.00%		13.41%
Maturities, Current portion of long-term debt		Dec. 31, 2025	[1]	Mar. 31, 2025	[2]
Current portion of long-term debt				$ 156,370		85,850
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				13.41%
Maturities, Non current portion of long-term debt	[2]			Mar. 31, 2025
Non current portion of long-term debt						116,709
Clix Finance India Unlimited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				6.32%
Maturities, Current portion of long-term debt	[2]			Jul. 02, 2025
Current portion of long-term debt				$ 124,931		199,732
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				6.32%
Maturities, Non current portion of long-term debt	[2]			Jul. 02, 2025
Non current portion of long-term debt						105,407
AON Premium Finance LLC [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				7.74%
Maturities, Current portion of long-term debt		Sep. 28, 2024	[1]	Sep. 28, 2024	[2]
Current portion of long-term debt				$ 725,430

[1]	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.
[2]	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
[3]

Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others.

Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under ‘Short term investments’ in the Consolidated Balance Sheet.